CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (8,229)	$ (1,128)	¥ (156,250)	¥ (2,467,937)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	267,063	36,587	333,731	405,408
Noncash lease expense	53,061	7,269	47,075	53,765
Loss on the disposal of property and equipment	3,764	516	5,347	1,894
Provision for allowance for credit losses	13,147	1,801	24,672	5,870
Write-down of inventories	11,267	1,544	45,749	8,931
Share of loss in equity method investments	64,664	8,859	50,374	6,471
Impairment loss of equity method investments	0		0	12,186
Impairment loss of intangible assets, deferred cost and goodwill				2,097,257
Fair value change of investments	35,593	4,876	4,773	36,432
Share-based compensation	166,741	22,844	134,402	174,236
Foreign exchange (gains) losses	3,000	411	10,106	(48,624)
Changes in operating assets and liabilities:
Inventories	461,547	63,232	(629,436)	36,412
Prepayments and other receivables, net	(30,638)	(4,197)	43,904	250,926
Amount due from related parties, net	(33,616)	(4,605)	25,661	291,045
Funds receivable from third party payment service providers	19,974	2,736	63,170	88,818
Other non-current assets	(1,303)	(179)	(5,180)	9,789
Accounts payable	(360,937)	(49,448)	458,957	14,468
Contract liabilities	(20,881)	(2,861)	(75,654)	(16,595)
Accrued expenses and other current liabilities	43,045	5,897	(89,672)	177,911
Accrued payroll and welfare	33,322	4,565	13,903	(19,753)
Amount due to related parties	31,698	4,343	30,428	(72,678)
Operating lease liabilities	(51,061)	(6,995)	(48,508)	(53,109)
Deferred tax liabilities	(58,414)	(8,003)	(43,654)	(111,826)
Net cash provided by operating activities	642,807	88,064	243,898	881,297
Cash flows from investing activities:
Purchase of property, plant and equipment	(59,857)	(8,200)	(85,183)	(61,463)
Proceeds from disposal of property and equipment	1,525	209	1,243	5,517
Purchases of short-term investments	(421,635)	(57,764)	(421,798)	(666,252)
Purchases of long-term investments	(150,181)	(20,575)	(120,900)	(31,844)
Proceeds on acquisition of subsidiary, net				29,871
Prepayment for long-term investment				(180,000)
Proceeds from maturity of short-term investments	210,000	28,770	792,179	394,488
Loans to related parties	(183,953)	(25,201)	(95,000)	(13,000)
Loans to third parties	(27,200)	(3,726)	(131,691)	(12,000)
Collection of loan repayment from related parties	190,000	26,030	95,000	13,000
Collection of deposit on loans from third parties			124,163
Collection of loan repayments from third parties	16,900	2,315	14,000	5,000
Cash (used in) provided by investing activities	(424,401)	(58,142)	172,013	(516,683)
Cash flows from financing activities:
Proceeds from short-term borrowings	844,627	115,713	623,915	185,983
Repayment for short-term borrowings	(969,558)	(132,829)	(397,966)	(156,970)
Proceeds from exercise of options	1,518	208	2,822	2,864
Repurchase of ordinary shares	(184,295)	(25,248)	(160,068)	(217,920)
Cash (used in) provided by financing activities	(307,708)	(42,156)	68,703	(186,043)
Effect of foreign exchange rate changes on cash and cash equivalents	1,289	176	2,456	18,413
Net increase (decrease) in cash, cash equivalents and restricted cash	(88,013)	(12,058)	487,070	196,984
Cash, cash equivalent and restricted cash at the beginning of the year	2,190,696	300,124	1,703,626	1,506,642
Cash, cash equivalent and restricted cash at the end of the year	2,102,683	288,066	2,190,696	1,703,626
Cash and cash equivalents	1,970,183	269,914	1,978,696	1,703,626
Restricted cash	132,000		210,000
Restricted cash included in the other non-current assets	500		2,000
Supplemental cash flow disclosures of operations:
Interest expenses paid	15,016	2,057	7,056	6,163
Cash paid for amounts included in the measurement of operating lease liabilities	50,962	6,982	49,335	56,646
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	124,959	17,119	28,003	62,609
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	¥ (2,273)	$ (311)	¥ (2,253)	¥ (8,193)